Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 109.7%
	ARGENTINA — 3.1%
426,190	Despegar.com Corp.*,1	$4,172,400
5,355	MercadoLibre, Inc.*,1	7,220,682
		11,393,082
	BRAZIL — 1.5%
220,062	Pagseguro Digital Ltd. - Class A*,1	5,770,026
	CHINA — 40.3%
195,076	Airtac International Group	7,162,947
1,241,905	Alibaba Group Holding, Ltd.*	18,936,917
1,688,303	A-Living Smart City Services Co., Ltd.[2]	2,879,659
61,113	Baidu, Inc., ADR*,1	9,093,003
3,162,124	Great Wall Motor Co., Ltd., Class H	10,868,078
1,058,844	Haier Smart Home Co., Ltd., Class A	4,965,771
470,601	Midea Group Co., Ltd., Class A	5,450,005
948,000	Minth Group Ltd.	4,176,131
1,082,404	Ping An Insurance Group Co. of China, Ltd., Class H	7,794,319
133,238	Proya Cosmetics Co., Ltd., Class A	4,354,788
1,322,858	Sany Heavy Industry Co., Ltd., Class A	4,732,351
1,004,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	4,422,822
782,066	Sinoma Science & Technology Co., Ltd., Class A	4,174,520
288,132	Sunny Optical Technology Group Co., Ltd.	9,112,208
379,900	Tencent Holdings, Ltd.	22,255,350
1,916,803	Tongcheng-Elong Holdings, Ltd.*	3,549,635
135,726	Wuliangye Yibin Co., Ltd., Class A	4,741,700
4,660,400	Xinyi Solar Holdings, Ltd.	7,901,212
5,023,624	Xtep International Holdings, Ltd.	8,375,284
112,150	Yum China Holdings, Inc.	5,502,795
		150,449,495
	HONG KONG — 9.5%
574,082	ASM Pacific Technology, Ltd.	6,202,730
1,930,000	China Gas Holdings, Ltd.	4,009,695
5,349,909	CSPC Pharmaceutical Group, Ltd.	5,811,241
796,002	Galaxy Entertainment Group, Ltd.*	4,124,151
1,414,000	Luk Fook Holdings International, Ltd.	3,808,095
1,770,400	Man Wah Holdings, Ltd.	2,742,694
8,786,061	NagaCorp, Ltd.	7,662,001
1,832,351	Shimao Group Holdings, Ltd.	1,198,444
		35,559,051
	INDIA — 15.3%
3,742,369	CESC, Ltd.[3]	4,405,115

Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
927,388	DLF, Ltd.[3]	$4,871,127
62,514	Dr Reddy's Laboratories, Ltd., ADR[1]	4,089,041
29,700	HDFC Bank, Ltd., ADR[1]	1,932,579
329,721	ICICI Bank, Ltd., ADR[1]	6,525,179
199,041	Infosys, Ltd.[3]	5,054,632
318,300	Infosys, Ltd., ADR[1]	8,056,173
337,500	PB Fintech, Ltd.*	4,314,565
172,533	Reliance Industries, Ltd.[3]	5,496,471
307,376	Star Health & Allied Insurance Co., Ltd.*	3,256,910
815,000	State Bank of India	5,048,271
1,408,590	Tata Power Co., Ltd.[3]	4,186,790
		57,236,853
	INDONESIA — 6.2%
45,768,800	Aneka Tambang	7,243,702
7,879,400	Astra International	3,153,747
12,495,500	Bank Mandiri Persero	6,170,019
98,234,500	Bukalapak.com*	2,973,358
75,133,000	Mitra Adiperkasa*	3,742,435
		23,283,261
	MALAYSIA — 1.2%
3,274,600	Telekom Malaysia	4,323,164
	PHILIPPINES — 4.6%
6,725,800	Ayala Land, Inc.	4,840,650
2,199,099	BDO Unibank, Inc.	5,204,338
34,698,826	Megaworld Corp.	2,142,730
1,928,440	Universal Robina Corp.	4,840,718
		17,028,436
	SINGAPORE — 2.9%
940,800	Nanofilm Technologies International, Ltd.	2,666,857
36,500	Sea, Ltd., ADR*,1	8,165,415
		10,832,272
	SOUTH KOREA — 11.9%
2,559	LG Chem, Ltd.	1,322,906
41,379	NAVER Corp.	13,134,581
69,128	Samsung Electro-Mechanics Co., Ltd.	11,464,960
281,547	Samsung Electronics Co., Ltd.	18,490,591
		44,413,038

Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 10.2%
1,030,727	Chailease Holding Co., Ltd.	$9,804,089
1,048,500	Elite Material Co., Ltd.	10,507,833
1,344,000	Hon Hai Precision Industry Co., Ltd.	5,040,192
2,206,500	Lotus Pharmaceutical Co., Ltd.	7,766,103
850,000	Micro-Star International Co., Ltd.	4,923,170
		38,041,387
	THAILAND — 2.1%
20,217,500	Land & Houses PLC	5,315,378
650,000	Siam Commercial Bank PLC	2,467,239
		7,782,617
	UNITED STATES — 0.9%
125,460	Freshworks, Inc.*,1	3,294,579
	TOTAL COMMON STOCKS
	(Cost $356,597,681)	409,407,261
	SHORT-TERM INVESTMENTS — 3.2%
11,957,149	UMB Bank Demand Deposit, 0.01%[4]	11,957,149
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,957,149)	11,957,149
	TOTAL INVESTMENTS — 112.9%
	(Cost $368,554,830)	421,364,410
	Liabilities in Excess of Other Assets — (12.9)%	(48,054,560)
	TOTAL NET ASSETS — 100.0%	$373,309,850

Principal Amount
	SECURITIES SOLD SHORT — (12.1)%
	REVERSE REPURCHASE AGREEMENTS — (12.1)%
$(45,000,000)	Agreement with UMB Bank, N.A., dated 12/22/2021, Fed Funds Rate + 1.50% paid monthly expiring 2/20/2022, collateralized by various equity securities with a market value of $52,487,921.	$(45,000,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $45,000,000)	(45,000,000)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $45,000,000)	(45,000,000)

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $52,487,921 as of December 31, 2021.

Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
December 31, 2021 (Unaudited)

[2]144A restricted security. As of December 31, 2021 the total market value of such securities was $2,879,659 and represented 0.77% of the Fund's net assets.
[3]Securities held through a Mauritius Subsidiary.
[4]Represents the 7-day effective yield as of December 31, 2021.
See accompanying Notes to Schedule of Investments